REVENUE	12 Months Ended
Dec. 31, 2017
REVENUE.
REVENUE

NOTE 4 — REVENUE

	2017	2016	2015
Year ended 31 December	US$’000	US$’000	US$’000
Oil revenue	89,136	57,296	82,949
Natural gas revenue	8,743	4,937	4,720
Natural gas liquid ("NGL") revenue	6,520	4,376	4,522
Total revenue	104,399	66,609	92,191